Subsequent Events	6 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

(a) Subsequent Events to the fiscal year ended September 30, 2014:

On September 30, 2014 the Company received a debt conversion notice to convert $560 of principal of the 2011 convertible promissory note (see Note 5). The debenture is convertible into 560,000 shares of common stock, at a conversion rate of .001.

Kibush disposed of its shareholding/units in Instacash as of February 27, 2015.

(b) Subsequent Events to the interim period ended March 31, 2015:

On March 22, 2015 Kibush increased its ownership in Aqua Mining PNG Limited from 49% to 90%, and it has rolled the Koranga Joint Venture into Aqua Mining

On March 16, 2015 Kibush took up the option to increase the shareholding in subsidiary Angel Jade from 51% to 70%. The original 51% was taken up via a purchase of shares October 9, 2014.

On April 29, 2015, the Company issued 3,001,702 shares of its common stock to Warren Sheppard (previously authorized by for issuance by the company on December 10, 2014) pursuant to his employment agreement.

Between April 1, 2015 and June 24, 2015, the Company issued a total of 4,000,000 shares of common stock upon the requests from convertible note holders to convert principal totaling $4,000 into the Company’s common stock based on the terms set forth in the loans. The conversion rate was $0.001.